Retirement Plan - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Employer contributions to both plans	$ 3,700,000	$ 2,800,000	$ 500,000
Foreign Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan maximum annual contribution	15,000
Foreign Postretirement Benefit Plans, Defined Benefit | UNITED STATES
Defined Benefit Plan Disclosure [Line Items]
Matching contribution percentage	100.00%
Eligible compensation, percentage	6.00%
Foreign Postretirement Benefit Plans, Defined Benefit | UNITED STATES | Minimum
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan maximum annual contribution	17,000
Foreign Postretirement Benefit Plans, Defined Benefit | UNITED STATES | Maximum
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan maximum annual contribution	$ 22,500
Employees age	50
Foreign Postretirement Benefit Plans, Defined Benefit | International
Defined Benefit Plan Disclosure [Line Items]
Matching contribution percentage	6.00%